Sale of businesses (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Disclosure of business disposal [line items]
Net assets disposed of	$ (12,405)	$ (11,724)	$ (12,070)
Non-controlling interests	(2,121)	(1,933)	$ (2,038)
(Loss)/gain on disposal before taxation	2,774	3,079
Taxation	(699)	(737)
Profit (loss)	2,075	$ 2,342
Disposal group, disposed of by sale, not discontinued operations
Disclosure of business disposal [line items]
Cash received	126
Transaction and other directly attributable costs paid	(10)
Net cash received	116
Transaction costs payable and other directly attributable items	(7)
Consideration received sale of businesses and intangible assets	109
Assets and liabilities held for sale	25
Inventories	(2)
Net assets disposed of	23
Non-controlling interests	(11)
Exchange recycled from other comprehensive income	(175)
(Loss)/gain on disposal before taxation	(54)
Taxation	(12)
Profit (loss)	(66)
Guinness Nigeria PLC (5) | Disposal group, disposed of by sale, not discontinued operations
Disclosure of business disposal [line items]
Cash received	64
Transaction and other directly attributable costs paid	(9)
Net cash received	55
Transaction costs payable and other directly attributable items	(8)
Consideration received sale of businesses and intangible assets	47
Assets and liabilities held for sale	25
Inventories	0
Net assets disposed of	25
Non-controlling interests	(11)
Exchange recycled from other comprehensive income	(175)
(Loss)/gain on disposal before taxation	(114)
Taxation	(1)
Profit (loss)	(115)
Other individually immaterial business disposed | Disposal group, disposed of by sale, not discontinued operations
Disclosure of business disposal [line items]
Cash received	62
Transaction and other directly attributable costs paid	(1)
Net cash received	61
Transaction costs payable and other directly attributable items	1
Consideration received sale of businesses and intangible assets	62
Assets and liabilities held for sale	0
Inventories	(2)
Net assets disposed of	(2)
Non-controlling interests	0
Exchange recycled from other comprehensive income	0
(Loss)/gain on disposal before taxation	60
Taxation	(11)
Profit (loss)	$ 49